Distribution Date:	01/12/22	COMM 2014-UBS6 Mortgage Trust
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	COMM 2014-UBS6 Mortgage Trust Commercial Mortgage
Series 2014-UBS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Controlling Class	DoubleLine Capital LP
Specially Serviced Loan Detail - Part 2	25	Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592PBA0	1.445000%	57,028,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592PBB8	2.935000%	102,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592PBC6	3.440000%	22,897,000.00	1,138,212.51	1,138,212.51	3,262.87	72,113.78	0.00	1,213,589.16	0.00	0.00%	30.00%
A-SB	12592PBD4	3.387000%	97,350,000.00	57,727,865.28	1,635,741.13	162,936.90	101,557.75	0.00	1,900,235.78	56,092,124.15	35.78%	30.00%
A-4	12592PBE2	3.378000%	275,000,000.00	275,000,000.00	15,718,062.25	774,125.00	972,491.72	0.00	17,464,678.97	259,281,937.75	35.78%	30.00%
A-5	12592PBF9	3.644000%	337,653,000.00	337,653,000.00	0.00	1,025,339.61	0.00	0.00	1,025,339.61	337,653,000.00	35.78%	30.00%
A-M	12592PBH5	4.048000%	97,263,000.00	97,263,000.00	0.00	328,100.52	0.00	0.00	328,100.52	97,263,000.00	26.22%	22.38%
B	12592PBJ1	4.349000%	57,400,000.00	57,400,000.00	0.00	208,027.17	0.00	0.00	208,027.17	57,400,000.00	20.57%	17.88%
C	12592PBL6	4.439646%	65,374,000.00	65,374,000.00	0.00	241,864.49	0.00	0.00	241,864.49	65,374,000.00	14.14%	12.75%
D	12592PAJ2	3.939646%	60,589,000.00	60,589,000.00	0.00	198,915.99	0.00	0.00	198,915.99	60,589,000.00	8.19%	8.00%
E	12592PAL7	4.439646%	12,756,000.00	12,756,000.00	0.00	47,193.43	0.00	0.00	47,193.43	12,756,000.00	6.93%	7.00%
F	12592PAN3	3.750000%	20,728,000.00	20,728,000.00	0.00	64,775.00	0.00	0.00	64,775.00	20,728,000.00	4.89%	5.38%
G*	12592PAQ6	3.750000%	28,701,000.00	28,701,000.00	0.00	28,829.55	0.00	0.00	28,829.55	28,701,000.00	2.07%	3.13%
H	12592PAS2	3.750000%	39,861,796.00	21,063,398.43	0.00	0.00	0.00	0.00	0.00	21,063,398.43	0.00%	0.00%
V	12592PAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592PAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592PAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,275,573,799.00	1,035,393,476.22	18,492,015.89	3,083,370.53	1,146,163.25	0.00	22,721,549.67	1,016,901,460.33

Notional Certificates
X-A	12592PBG7	0.859284%	990,164,000.00	768,782,077.79	0.00	550,501.75	442,075.83	0.00	992,577.58	750,290,061.90
X-B	12592PAA1	0.042379%	122,774,000.00	122,774,000.00	0.00	4,335.88	0.00	0.00	4,335.88	122,774,000.00
X-C	12592PAC7	0.500000%	60,589,000.00	60,589,000.00	0.00	25,245.42	0.00	0.00	25,245.42	60,589,000.00
X-D	12592PAE3	0.426920%	33,484,000.00	33,484,000.00	0.00	11,912.48	0.00	0.00	11,912.48	33,484,000.00
X-E	12592PAG8	0.689646%	68,562,796.00	49,764,398.43	0.00	28,599.83	0.00	0.00	28,599.83	49,764,398.43
Notional SubTotal			1,275,573,796.00	1,035,393,476.22	0.00	620,595.36	442,075.83	0.00	1,062,671.19	1,016,901,460.33

Deal Distribution Total					18,492,015.89	3,703,965.89	1,588,239.08	0.00	23,784,220.86

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for details on the Class PEZ.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592PBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592PBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592PBC6	49.71011530	49.71011530	0.14250207	0.00000000	0.00000000	3.14948596	0.00000000	53.00210333	0.00000000
A-SB	12592PBD4	592.99296641	16.80268238	1.67372265	0.00000000	0.00000000	1.04322291	0.00000000	19.51962794	576.19028403
A-4	12592PBE2	1,000.00000000	57.15659000	2.81500000	0.00000000	0.00000000	3.53633353	0.00000000	63.50792353	942.84341000
A-5	12592PBF9	1,000.00000000	0.00000000	3.03666667	0.00000000	0.00000000	0.00000000	0.00000000	3.03666667	1,000.00000000
A-M	12592PBH5	1,000.00000000	0.00000000	3.37333333	0.00000000	0.00000000	0.00000000	0.00000000	3.37333333	1,000.00000000
B	12592PBJ1	1,000.00000000	0.00000000	3.62416672	0.00000000	0.00000000	0.00000000	0.00000000	3.62416672	1,000.00000000
C	12592PBL6	1,000.00000000	0.00000000	3.69970462	0.00000000	0.00000000	0.00000000	0.00000000	3.69970462	1,000.00000000
D	12592PAJ2	1,000.00000000	0.00000000	3.28303801	0.00000000	0.00000000	0.00000000	0.00000000	3.28303801	1,000.00000000
E	12592PAL7	1,000.00000000	0.00000000	3.69970445	0.00000000	0.00000000	0.00000000	0.00000000	3.69970445	1,000.00000000
F	12592PAN3	1,000.00000000	0.00000000	3.12500000	0.00000000	0.00000000	0.00000000	0.00000000	3.12500000	1,000.00000000
G	12592PAQ6	1,000.00000000	0.00000000	1.00447894	2.12052124	19.53970001	0.00000000	0.00000000	1.00447894	1,000.00000000
H	12592PAS2	528.41067246	0.00000000	0.00000000	1.65128335	60.12066867	0.00000000	0.00000000	0.00000000	528.41067246
V	12592PAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592PAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592PAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592PBG7	776.41893443	0.00000000	0.55597027	0.00000000	0.00000000	0.44646728	0.00000000	1.00243756	757.74322425
X-B	12592PAA1	1,000.00000000	0.00000000	0.03531595	0.00000000	0.00000000	0.00000000	0.00000000	0.03531595	1,000.00000000
X-C	12592PAC7	1,000.00000000	0.00000000	0.41666672	0.00000000	0.00000000	0.00000000	0.00000000	0.41666672	1,000.00000000
X-D	12592PAE3	1,000.00000000	0.00000000	0.35576634	0.00000000	0.00000000	0.00000000	0.00000000	0.35576634	1,000.00000000
X-E	12592PAG8	725.82218540	0.00000000	0.41713337	0.00000000	0.00000000	0.00000000	0.00000000	0.41713337	725.82218540

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/21 - 12/30/21	30	0.00	3,262.88	0.00	3,262.88	0.00	0.00	0.00	3,262.87	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	162,936.90	0.00	162,936.90	0.00	0.00	0.00	162,936.90	0.00
A-4	12/01/21 - 12/30/21	30	0.00	774,125.00	0.00	774,125.00	0.00	0.00	0.00	774,125.00	0.00
A-5	12/01/21 - 12/30/21	30	0.00	1,025,339.61	0.00	1,025,339.61	0.00	0.00	0.00	1,025,339.61	0.00
X-A	12/01/21 - 12/30/21	30	0.00	550,501.75	0.00	550,501.75	0.00	0.00	0.00	550,501.75	0.00
X-B	12/01/21 - 12/30/21	30	0.00	4,335.88	0.00	4,335.88	0.00	0.00	0.00	4,335.88	0.00
X-C	12/01/21 - 12/30/21	30	0.00	25,245.42	0.00	25,245.42	0.00	0.00	0.00	25,245.42	0.00
X-D	12/01/21 - 12/30/21	30	0.00	11,912.48	0.00	11,912.48	0.00	0.00	0.00	11,912.48	0.00
X-E	12/01/21 - 12/30/21	30	0.00	28,599.83	0.00	28,599.83	0.00	0.00	0.00	28,599.83	0.00
A-M	12/01/21 - 12/30/21	30	0.00	328,100.52	0.00	328,100.52	0.00	0.00	0.00	328,100.52	0.00
B	12/01/21 - 12/30/21	30	0.00	208,027.17	0.00	208,027.17	0.00	0.00	0.00	208,027.17	0.00
C	12/01/21 - 12/30/21	30	0.00	241,864.49	0.00	241,864.49	0.00	0.00	0.00	241,864.49	0.00
D	12/01/21 - 12/30/21	30	0.00	198,915.99	0.00	198,915.99	0.00	0.00	0.00	198,915.99	0.00
E	12/01/21 - 12/30/21	30	0.00	47,193.43	0.00	47,193.43	0.00	0.00	0.00	47,193.43	0.00
F	12/01/21 - 12/30/21	30	0.00	64,775.00	0.00	64,775.00	0.00	0.00	0.00	64,775.00	0.00
G	12/01/21 - 12/30/21	30	499,947.85	89,690.63	0.00	89,690.63	60,861.08	0.00	0.00	28,829.55	560,808.93
H	12/01/21 - 12/30/21	30	2,330,694.71	65,823.12	0.00	65,823.12	65,823.12	0.00	0.00	0.00	2,396,517.83
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,830,642.56	3,830,650.10	0.00	3,830,650.10	126,684.20	0.00	0.00	3,703,965.89	2,957,326.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592PBH5	4.048000%	97,263,000.00	97,263,000.00	0.00	328,100.52	0.00	0.00	328,100.52	97,263,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592PBJ1	4.349000%	57,400,000.00	57,400,000.00	0.00	208,027.17	0.00	0.00	208,027.17	57,400,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592PBL6	4.439646%	65,374,000.00	65,374,000.00	0.00	241,864.49	0.00	0.00	241,864.49	65,374,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			220,037,000.03	220,037,000.00	0.00	777,992.18	0.00	0.00	777,992.18	220,037,000.00

Exchangeable Certificate Details
PEZ	12592PBK8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	23,784,220.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,973,537.86	Master Servicing Fee	7,960.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	3,298.88
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	445.79
ARD Interest	0.00	Operating Advisor Fee	1,604.86
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	1,889.76
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,199.40
Total Interest Collected	3,973,537.86

Principal		Expenses/Reimbursements
Scheduled Principal	1,606,903.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	105,565.00
Principal Prepayments	16,885,112.50	Special Servicing Fees (Monthly)	19,072.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,047.18
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	18,492,015.89	Total Expenses/Reimbursements	126,684.20

		Interest Reserve Deposit	127,688.34

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,588,239.07	Interest Distribution	3,703,965.90
Excess Liquidation Proceeds	0.00	Principal Distribution	18,492,015.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,588,239.07
		Borrower Option Extension Fees	0.00
Total Other Collected	1,588,239.07	Total Payments to Certificateholders and Others	23,784,220.86
Total Funds Collected	24,053,792.82	Total Funds Distributed	24,053,792.80

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,035,393,476.22	1,035,393,476.22	Beginning Certificate Balance	1,035,393,476.22
(-) Scheduled Principal Collections	1,606,903.39	1,606,903.39	(-) Principal Distributions	18,492,015.89
(-) Unscheduled Principal Collections	16,885,112.50	16,885,112.50	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,016,901,460.33	1,016,901,460.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,038,012,959.65	1,038,012,959.65	Ending Certificate Balance	1,016,901,460.33
Ending Actual Collateral Balance	1,019,742,487.40	1,019,742,487.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.44%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	108,547,376.83	10.67%	34	4.5117	NAP	Defeased	16	108,547,376.83	10.67%	34	4.5117	NAP
	7,499,999 or less	23	88,687,594.56	8.72%	32	4.5638	1.900754	1.39 or less	18	252,874,497.84	24.87%	33	4.5416	0.897403
7,500,000 to 14,999,999		16	159,167,677.97	15.65%	34	4.5122	1.573140	1.40 to 1.44	4	68,667,222.93	6.75%	34	4.4663	1.410677
15,000,000 to 24,999,999		6	122,227,793.89	12.02%	56	4.6009	1.783789	1.45 to 1.54	1	8,410,227.13	0.83%	33	4.7485	1.480000
25,000,000 to 49,999,999		10	329,421,156.80	32.39%	33	4.4028	1.834056	1.55 to 1.99	16	155,627,021.74	15.30%	34	4.5697	1.777634
50,000,000 to 74,999,999		2	104,899,860.28	10.32%	32	4.6600	2.393306	2.00 to 2.49	12	268,495,715.19	26.40%	34	4.3736	2.288461
	75,000,000 or greater	1	103,950,000.00	10.22%	35	4.0299	2.430000	2.50 to 2.99	2	67,087,384.81	6.60%	32	4.2413	2.704993
	Totals	74	1,016,901,460.33	100.00%	36	4.4578	1.891079	3.00 or greater	5	87,192,013.86	8.57%	64	4.3395	3.853819
								Totals	74	1,016,901,460.33	100.00%	36	4.4578	1.891079
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	21	108,547,376.83	10.67%	34	4.5117	NAP	Ohio	3	45,621,529.49	4.49%	34	4.4865	0.771833
Alabama	8	52,882,252.84	5.20%	43	4.6447	1.449770	Oregon	2	4,931,147.31	0.48%	52	5.0743	2.220992
Arizona	63	85,600,783.80	8.42%	32	4.2276	3.131086	Pennsylvania	1	752,765.50	0.07%	152	4.6900	3.140000
California	11	144,662,302.11	14.23%	35	4.4220	1.935479	South Carolina	7	33,256,438.28	3.27%	31	4.6253	1.519297
Colorado	3	36,122,479.09	3.55%	34	4.7146	1.655616	South Dakota	1	3,711,804.87	0.37%	32	5.1500	2.040000
Connecticut	1	1,667,802.74	0.16%	152	4.6900	3.140000	Tennessee	2	1,983,895.71	0.20%	32	5.1500	2.040000
Florida	46	45,240,342.10	4.45%	49	4.5466	2.753385	Texas	13	64,591,988.35	6.35%	37	4.5487	1.189408
Georgia	9	17,148,747.37	1.69%	50	4.5476	2.503944	Virginia	2	47,309,437.12	4.65%	33	4.4550	1.424837
Illinois	3	35,656,667.57	3.51%	34	4.3978	2.357154	Wisconsin	2	15,491,414.65	1.52%	33	4.3544	2.465511
Indiana	1	551,970.98	0.05%	32	5.1500	2.040000	Wyoming	1	3,047,839.77	0.30%	32	5.1500	2.040000
Iowa	2	2,279,880.14	0.22%	32	5.1500	2.040000	Totals	243	1,016,901,460.33	100.00%	36	4.4578	1.891079
Kansas	2	2,295,879.31	0.23%	32	5.1500	2.040000
									Property Type³
Kentucky	3	12,629,070.01	1.24%	33	4.6722	1.586899
Louisiana	4	24,018,091.41	2.36%	35	4.3131	1.449068		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maine	2	3,527,814.54	0.35%	32	5.1500	2.040000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	14,294,166.63	1.41%	34	4.5930	1.826976	Defeased	21	108,547,376.83	10.67%	34	4.5117	NAP
Massachusetts	3	3,425,757.61	0.34%	152	4.6900	3.140000	Industrial	3	38,262,006.56	3.76%	34	4.3339	1.771889
Michigan	3	20,990,665.31	2.06%	34	4.5288	1.907140	Lodging	8	148,210,608.90	14.57%	32	4.4935	1.675661
Minnesota	4	9,219,486.94	0.91%	33	4.6164	1.952113	Mixed Use	4	12,238,214.36	1.20%	24	4.6864	3.129487
Mississippi	4	2,495,868.79	0.25%	32	5.1500	2.040000	Mobile Home Park	22	42,500,620.88	4.18%	32	5.1037	2.025173
Missouri	1	29,196,247.58	2.87%	34	4.2000	1.410000	Multi-Family	12	159,133,109.46	15.65%	34	4.5497	1.171324
Nebraska	1	3,197,606.02	0.31%	33	5.0090	1.060000	Office	9	142,361,069.88	14.00%	34	4.3123	1.945525
Nevada	1	8,742,523.05	0.86%	34	4.6150	1.440000	Other	1	3,197,606.02	0.31%	33	5.0090	1.060000
New York	11	118,738,785.58	11.68%	34	4.2055	2.074155	Retail	138	318,267,432.45	31.30%	34	4.3223	2.207027
North Carolina	6	13,070,630.96	1.29%	34	4.2670	2.165876	Self Storage	31	44,183,415.01	4.34%	95	4.7024	3.058448
							Totals	243	1,016,901,460.33	100.00%	36	4.4578	1.891079

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	108,547,376.83	10.67%	34	4.5117	NAP	Defeased	16	108,547,376.83	10.67%	34	4.5117	NAP
	4.4999% or less	23	482,412,071.33	47.44%	34	4.2141	2.231159	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	25	312,832,732.04	30.76%	42	4.6083	1.461569	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	10	113,109,280.13	11.12%	32	5.0294	1.867776	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	1,016,901,460.33	100.00%	36	4.4578	1.891079	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	58	908,354,083.50	89.33%	36	4.4514	1.920867
								Totals	74	1,016,901,460.33	100.00%	36	4.4578	1.891079
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	108,547,376.83	10.67%	34	4.5117	NAP	Defeased	16	108,547,376.83	10.67%	34	4.5117	NAP
	60 months or less	57	885,378,970.42	87.07%	33	4.4452	1.889231	Interest Only	4	165,550,000.00	16.28%	34	4.0936	3.061447
	61 to 83 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	53	719,828,970.42	70.79%	33	4.5260	1.619639
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	993,926,347.25	97.74%	33	4.4524	1.862210	Totals	73	993,926,347.25	97.74%	33	4.4524	1.862210
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	108,547,376.83	10.67%	34	4.5117	NAP	239 months or less	1	22,975,113.08	2.26%	152	4.6900	3.140000
Underwriter's Information		1	1,974,576.06	0.19%	(26)	5.8170	1.260000	240 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	45	699,005,350.50	68.74%	37	4.4409	1.837429	Totals	1	22,975,113.08	2.26%	152	4.6900	3.140000
	13 months to 24 months	5	39,188,817.31	3.85%	33	4.4631	1.203909
	25 months or greater	7	168,185,339.63	16.54%	34	4.4761	2.442469
	Totals	74	1,016,901,460.33	100.00%	36	4.4578	1.891079
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10093248	1	RT	Various	Various	Actual/360	4.030%	360,726.42	0.00	0.00	N/A	12/06/24	--	103,950,000.00	103,950,000.00	01/06/22
2	10093249	1	LO	Scottsdale	AZ	Actual/360	4.207%	197,775.55	90,985.68	0.00	N/A	09/06/24	--	54,593,495.43	54,502,509.75	01/06/22
3	10093250	1	Various Various		Various	Actual/360	5.150%	223,965.45	105,350.81	0.00	N/A	09/06/24	--	50,502,701.34	50,397,350.53	01/06/22
4	10093251	1	RT	Various	Various	Actual/360	4.188%	165,510.94	0.00	0.00	N/A	10/06/24	--	45,900,000.00	45,900,000.00	01/06/22
5	10093252	1	MF	Tuscaloosa	AL	Actual/360	4.569%	149,647.24	73,404.25	0.00	N/A	11/06/24	--	38,039,595.04	37,966,190.79	11/06/19
6	10093253	1	OF	Los Angeles	CA	Actual/360	4.050%	131,127.22	56,190.70	0.00	N/A	11/06/24	--	37,599,203.31	37,543,012.61	01/06/22
7	10093254	1	MF	Akron	OH	Actual/360	4.530%	136,760.96	47,559.20	0.00	N/A	11/06/24	--	35,059,420.79	35,011,861.59	12/06/21
8	10087687	1	OF	Downers Grove	IL	Actual/360	4.360%	125,462.25	46,934.63	0.00	N/A	11/01/24	--	33,416,994.42	33,370,059.79	01/01/22
9	10091495	1	OF	Clayton	MO	Actual/360	4.200%	105,767.68	48,272.73	0.00	N/A	11/06/24	--	29,244,520.31	29,196,247.58	01/06/22
10	10093255	1	LO	Myrtle Beach	SC	Actual/360	4.643%	107,995.67	51,712.42	0.00	N/A	08/06/24	--	27,014,394.37	26,962,681.95	01/06/22
11	10093256	1	SS	Various	Various	Actual/360	4.690%	93,216.04	106,098.88	0.00	N/A	09/06/34	--	23,081,211.96	22,975,113.08	01/06/22
12	10093257	1	RT	Thornton	CO	Actual/360	4.655%	114,181.43	43,179.21	0.00	N/A	11/06/24	--	28,485,023.73	28,441,844.52	01/06/22
13	10088048	1	MF	Liverpool	NY	Actual/360	4.650%	112,014.10	42,676.94	0.00	N/A	10/06/24	--	27,974,384.46	27,931,707.52	01/01/22
14	10093258	1	RT	Lorton	VA	Actual/360	4.373%	102,183.46	38,206.64	0.00	N/A	10/06/24	--	27,135,757.09	27,097,550.45	01/06/22
15	10093259	1	LO	Carle Place	NY	Actual/360	4.290%	90,790.75	42,418.90	0.00	N/A	12/01/24	--	24,576,786.69	24,534,367.79	01/01/22
16	10086861	1	IN	Port Allen	LA	Actual/360	4.320%	84,852.27	39,159.36	0.00	N/A	12/01/24	--	22,809,751.27	22,770,591.91	01/01/22
18	10093261	1	LO	San Jose	CA	Actual/360	4.750%	76,250.09	51,855.28	0.00	N/A	11/06/24	--	18,641,787.66	18,589,932.38	09/06/21
19	10093262	1	MF	Austin	TX	Actual/360	4.420%	74,171.97	38,012.29	0.00	N/A	11/06/24	--	19,487,599.48	19,449,587.19	01/06/22
20	10093263	1	LO	San Jose	CA	Actual/360	4.920%	77,449.74	50,136.73	0.00	N/A	10/06/24	--	18,280,819.39	18,230,682.66	09/06/21
21	10093264	1	RT	Manassas	VA	Actual/360	4.565%	79,575.07	31,215.32	0.00	N/A	11/06/24	--	20,243,101.99	20,211,886.67	01/06/22
23	10093266	1	SS	Various	TX	Actual/360	4.380%	63,774.22	16,908,764.82	0.00	N/A	11/06/24	--	16,908,764.82	0.00	01/01/22
25	10093268	1	IN	Menasha	WI	Actual/360	4.390%	47,668.29	24,856.42	0.00	N/A	10/06/24	--	12,609,731.48	12,584,875.06	01/06/22
26	10087508	1	RT	Clovis	CA	Actual/360	4.520%	47,110.16	23,357.41	0.00	10/01/24	10/01/44	--	12,103,667.40	12,080,309.99	01/01/22
27	10093269	1	LO	Austin	TX	Actual/360	4.389%	44,040.98	22,973.94	0.00	N/A	10/05/24	--	11,652,851.81	11,629,877.87	10/05/20
28	10093270	1	RT	Las Vegas	NV	Actual/360	4.530%	46,342.27	19,758.75	0.00	N/A	11/06/24	--	11,880,094.51	11,860,335.76	01/06/22
30	10093272	1	LO	Emeryville	CA	Actual/360	4.138%	40,032.02	23,066.89	0.00	N/A	10/06/24	--	11,235,963.01	11,212,896.12	01/06/22
31	10093273	1	RT	Orange	CA	Actual/360	4.600%	47,845.55	16,235.00	0.00	N/A	10/06/24	--	12,078,820.33	12,062,585.33	01/06/22
32	10093274	1	Various Miami		FL	Actual/360	4.994%	39,438.78	15,069.67	0.00	N/A	11/06/24	--	9,170,979.13	9,155,909.46	12/06/21

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32A	10229721	1	Various Miami		FL	Actual/360	4.994%	7,914.80	3,024.26	0.00	N/A	11/06/24	--	1,840,484.01	1,837,459.75	12/06/21
34	10093276	1	OF	El Paso	TX	Actual/360	4.510%	42,610.98	17,095.84	0.00	N/A	11/06/24	--	10,972,000.71	10,954,904.87	01/06/22
35	10093277	1	MF	Canton	MI	Actual/360	4.705%	45,602.38	14,802.05	0.00	N/A	10/06/24	--	11,255,600.48	11,240,798.43	01/06/22
36	10093278	1	RT	Southfield	MI	Actual/360	4.300%	36,217.84	19,455.20	0.00	N/A	11/06/24	--	9,781,263.44	9,761,808.24	01/06/22
37	10093279	1	OF	Owings Mills	MD	Actual/360	4.720%	39,255.32	17,927.15	0.00	N/A	11/06/24	--	9,658,224.12	9,640,296.97	01/06/22
38	10093280	1	RT	Lancaster	CA	Actual/360	4.450%	37,478.27	15,412.20	0.00	N/A	11/06/24	--	9,780,483.19	9,765,070.99	01/06/22
39	10093281	1	OF	Las Vegas	NV	Actual/360	4.615%	34,808.78	16,545.34	0.00	N/A	11/06/24	--	8,759,068.39	8,742,523.05	01/06/22
40	10093282	1	MF	Detroit	MI	Actual/360	4.607%	34,746.19	16,563.08	0.00	N/A	11/06/24	--	8,757,550.95	8,740,987.87	01/06/22
43	10093285	1	MF	Lexington	KY	Actual/360	4.749%	34,444.66	13,538.58	0.00	N/A	10/06/24	--	8,423,765.71	8,410,227.13	01/06/22
44	10085595	1	RT	Bradenton	FL	Actual/360	4.490%	31,779.08	13,769.14	0.00	N/A	11/01/24	--	8,219,316.99	8,205,547.85	01/01/22
45	10093286	1	LO	Fontana	CA	Actual/360	4.470%	30,241.35	15,200.04	0.00	N/A	11/06/24	--	7,856,595.92	7,841,395.88	01/06/22
46	10086038	1	MF	Clovis	CA	Actual/360	4.520%	30,105.17	14,841.71	0.00	N/A	11/01/24	--	7,734,698.88	7,719,857.17	01/01/22
47	10093287	1	MU	Los Angeles	CA	Actual/360	4.360%	31,912.78	0.00	0.00	N/A	10/06/24	--	8,500,000.00	8,500,000.00	01/06/22
48	10093288	1	MF	Houston	TX	Actual/360	4.724%	29,375.99	11,658.43	0.00	N/A	10/06/24	--	7,221,432.65	7,209,774.22	01/06/22
49	10093289	1	MF	St. Petersburg	FL	Actual/360	4.479%	28,033.01	11,391.18	0.00	N/A	11/06/24	--	7,268,243.39	7,256,852.21	12/06/21
50	10093290	1	OF	Houston	TX	Actual/360	4.714%	28,974.73	11,544.68	0.00	N/A	10/06/24	--	7,137,902.33	7,126,357.65	01/06/22
54	10093294	1	MF	Naples	FL	Actual/360	4.429%	27,277.81	9,905.37	0.00	N/A	11/06/24	--	7,152,281.73	7,142,376.36	12/06/21
55	10093295	1	SS	Thousand Oaks	CA	Actual/360	4.100%	25,420.00	0.00	0.00	N/A	11/06/24	--	7,200,000.00	7,200,000.00	01/06/22
57	10087886	1	MF	Greensboro	NC	Actual/360	4.400%	22,406.22	15,830.71	0.00	N/A	11/01/24	--	5,913,666.25	5,897,835.54	01/01/22
58	10093296	1	MF	Gresham	OR	Actual/360	4.500%	22,975.17	11,479.43	0.00	N/A	10/06/24	--	5,929,077.04	5,917,597.61	01/06/22
59	10093297	1	OF	Inver Grove Heights	MN	Actual/360	4.300%	21,473.16	11,534.77	0.00	N/A	11/06/24	--	5,799,202.13	5,787,667.36	01/06/22
60	10093298	1	SS	Gambrills	MD	Actual/360	4.473%	22,148.68	11,184.79	0.00	N/A	10/06/24	--	5,750,933.80	5,739,749.01	01/06/22
61	10093299	1	RT	Phoenix	AZ	Actual/360	4.625%	21,593.33	10,283.32	0.00	N/A	10/06/24	--	5,421,865.58	5,411,582.26	01/06/22
62	10093300	1	MF	Raleigh	NC	Actual/360	4.150%	20,466.75	8,942.50	0.00	N/A	11/06/24	--	5,727,189.38	5,718,246.88	01/06/22
64	10093302	1	OF	Los Gatos	CA	Actual/360	4.600%	18,521.39	8,905.08	0.00	N/A	10/06/24	--	4,675,806.46	4,666,901.38	01/06/22
65	10091730	1	RT	Helena	AL	Actual/360	4.690%	18,569.76	8,627.18	0.00	N/A	10/06/24	--	4,598,056.37	4,589,429.19	01/06/22
66	10093303	1	LO	Prattville	AL	Actual/360	5.000%	18,820.65	11,870.33	0.00	N/A	10/06/24	--	4,371,246.60	4,359,376.27	01/06/22
67	10087542	1	RT	Kerrville	TX	Actual/360	4.380%	18,164.22	7,689.06	0.00	N/A	11/01/24	--	4,815,965.95	4,808,276.89	01/01/22

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
69	10093305	1	RT	Hagerstown	MD	Actual/360	4.330%	17,377.03	6,585.59	0.00	N/A	11/06/24	--	4,660,455.25	4,653,869.66	01/06/22
70	10093306	1	98	Charlotte	NC	Actual/360	5.009%	16,883.09	10,617.29	0.00	N/A	10/06/24	--	3,914,188.63	3,903,571.34	12/06/21
71	10087797	1	RT	Lexington	KY	Actual/360	4.520%	16,448.08	7,041.11	0.00	N/A	11/01/24	--	4,225,883.99	4,218,842.88	01/01/22
74	10087796	1	RT	Tega Cay	SC	Actual/360	4.550%	14,303.43	6,082.99	0.00	N/A	10/01/24	--	3,650,644.06	3,644,561.07	01/01/22
75	10093308	1	RT	Anaheim	CA	Actual/360	4.450%	13,374.18	6,774.57	0.00	N/A	11/06/24	--	3,490,179.85	3,483,405.28	01/06/22
76	10093309	1	98	Omaha	NE	Actual/360	5.009%	13,829.77	8,697.14	0.00	N/A	10/06/24	--	3,206,303.16	3,197,606.02	01/06/22
77	10087086	1	RT	Lehi	UT	Actual/360	4.400%	12,846.32	6,182.59	0.00	N/A	11/01/24	--	3,390,524.49	3,384,341.90	01/01/22
78	10087380	1	IN	Menomonee Falls	WI	Actual/360	4.200%	10,531.85	5,493.24	0.00	N/A	11/01/24	--	2,912,032.83	2,906,539.59	01/01/22
79	10093310	1	LO	Columbus	OH	Actual/360	5.250%	12,340.91	7,134.64	0.00	N/A	11/06/24	--	2,729,786.54	2,722,651.90	01/06/22
80	10087572	1	SS	Fountain	CO	Actual/360	4.520%	10,205.14	5,031.09	0.00	N/A	11/01/24	--	2,621,931.87	2,616,900.78	01/01/22
81	10093311	1	RT	Lewisville	TX	Actual/360	4.727%	9,787.57	6,707.49	0.00	N/A	11/06/24	--	2,404,530.08	2,397,822.59	01/06/22
82	10093312	1	MF	Chicago	IL	Actual/360	4.950%	9,764.20	4,113.82	0.00	N/A	10/06/24	--	2,290,721.60	2,286,607.78	01/06/22
83	10091898	1	RT	Jensen Beach	FL	Actual/360	4.870%	9,220.03	4,002.97	0.00	N/A	10/06/24	--	2,198,590.04	2,194,587.07	01/06/22
84	10093313	1	MU	Brooklyn	NY	Actual/360	5.817%	9,905.98	3,026.41	0.00	N/A	11/06/19	--	1,977,602.47	1,974,576.06	04/06/19
85	10093314	1	MH	Sebring	FL	Actual/360	4.613%	6,958.42	3,310.01	0.00	N/A	11/06/24	--	1,751,732.90	1,748,422.89	01/06/22
86	10093315	1	MH	Leesburg	FL	Actual/360	4.560%	6,870.03	3,335.10	0.00	N/A	11/06/24	--	1,749,583.69	1,746,248.59	01/06/22
87	10086376	1	RT	Phoenix	AZ	Actual/360	4.600%	6,220.14	4,448.81	0.00	N/A	11/01/24	--	1,570,302.94	1,565,854.13	01/01/22
88	10085707	1	RT	Lady Lake	FL	Actual/360	4.500%	5,749.88	4,255.10	0.00	N/A	11/01/24	--	1,483,840.74	1,479,585.64	01/01/22
89	10087915	1	MH	Amboy	IL	Actual/360	4.700%	3,906.77	2,701.64	0.00	N/A	11/01/24	--	965,297.42	962,595.78	01/01/22
Totals								3,973,537.86	18,492,015.89	0.00				1,035,393,476.22	1,016,901,460.33
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	11,947,352.27	8,219,155.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	3,287,044.00	10,406,053.15	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	8,357,438.05	6,327,172.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	12,869.17	0.00
4	1	0.00	8,836,354.00	01/01/17	09/30/17	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	1,220,304.42	01/01/19	06/30/19	12/06/21	24,467,023.60	1,326,148.21	126,309.83	4,450,693.97	772,122.54	0.00
6	1	6,455,615.52	4,034,876.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	1,753,157.15	752,552.47	01/01/21	09/30/21	--	0.00	0.00	184,099.77	184,099.77	0.00	0.00
8	1	0.00	1,013,144.93	01/01/18	03/31/18	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,319,827.50	2,270,825.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	6,389,110.50	10,519,856.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	6,578,901.25	5,781,273.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,130,921.45	2,157,999.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	1,988,110.34	946,682.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,948,428.58	2,150,615.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	3,591.26	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	2,046,228.70	1,659,420.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	0.00	--	--	--	0.00	0.00	127,928.79	511,958.35	0.00	0.00
19	1	2,044,998.77	854,937.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	127,413.31	509,891.74	0.00	0.00
21	1	1,805,292.39	1,218,584.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,845,639.32	1,710,169.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	2,412,516.42	1,878,312.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	986,550.69	672,799.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	(148,543.83)	07/01/19	06/30/20	12/06/21	2,693,098.52	19,677.58	57,065.75	984,496.73	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	(1,425,104.20)	(245,399.92)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,606,129.31	775,604.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,084,062.91	630,329.83	01/01/21	06/30/21	--	0.00	0.00	54,450.79	54,450.79	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32A	1	0.00	0.00	--	--	--	0.00	0.00	10,927.50	10,927.50	0.00	0.00	Full Defeasance
34	1	1,686,986.50	1,289,733.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	1,187,382.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,336,715.58	1,003,959.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	770,514.05	786,788.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	825,504.74	477,568.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,401,614.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	457,111.59	07/01/16	06/30/17	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	1,255,382.11	996,721.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	1,171,579.39	910,434.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	1,448,578.56	776,438.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	0.00	0.00	--	--	--	0.00	0.00	39,378.50	39,378.50	0.00	0.00	Full Defeasance
50	1	844,917.31	602,431.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	37,138.22	37,138.22	0.00	0.00	Full Defeasance
55	1	1,284,860.95	946,404.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	950,952.94	696,664.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	730,392.03	605,227.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	1	898,511.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	0.00	347,466.40	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	1	481,095.80	256,705.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	666,383.22	817,123.07	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1	447,250.36	158,472.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	1	607,211.89	473,028.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	1	0.00	0.00	--	--	--	0.00	0.00	27,475.77	27,475.77	0.00	0.00	Full Defeasance
71	1	538,180.69	283,290.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	1	450,098.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	1	203,591.24	233,963.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	417.04	0.00
77	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	1	385,314.96	269,796.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	1	72,690.21	231,474.52	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	1	399,144.30	512,374.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	1	469,571.32	377,035.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	1	255,580.11	129,811.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	1	318,501.65	230,763.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	1	0.00	0.00	--	--	12/06/21	0.00	0.00	12,879.60	425,227.02	67,846.94	0.00
85	1	207,057.56	127,580.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	1	288,365.37	222,539.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
88	1	93,480.44	33,305.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		89,239,631.59	87,897,297.60				27,160,122.12	1,345,825.79	805,067.84	7,235,738.36	856,846.95	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
23	10093266	1	16,885,112.50	Payoff w/ yield maintenance	0.00	1,588,239.07
Totals			16,885,112.50		0.00	1,588,239.07
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	0	0.00	0	0.00	4	86,416,683.70	1	1,974,576.06	0	0.00	0	0.00	0	0.00	1	16,885,112.50	4.457812%	4.440665%	36
12/10/21	0	0.00	2	36,922,607.05	2	49,692,446.85	3	1,977,602.47	0	0.00	2	36,922,607.05	0	0.00	2	15,753,465.95	4.456693%	4.439646%	37
11/15/21	2	37,029,128.05	0	0.00	2	49,794,687.45	3	18,437,207.41	0	0.00	0	0.00	0	0.00	0	0.00	4.456238%	4.439284%	37
10/13/21	0	0.00	0	0.00	4	87,020,550.37	3	18,472,065.51	0	0.00	0	0.00	0	0.00	0	0.00	4.456384%	4.439429%	38
09/13/21	0	0.00	0	0.00	4	87,227,735.54	3	18,509,127.12	0	0.00	0	0.00	0	0.00	1	7,049,955.77	4.458608%	4.441703%	39
08/12/21	0	0.00	0	0.00	4	87,422,847.97	3	18,543,705.16	0	0.00	0	0.00	0	0.00	0	0.00	4.460993%	4.443994%	40
07/12/21	0	0.00	0	0.00	4	87,617,176.62	3	18,578,148.62	0	0.00	0	0.00	0	0.00	0	0.00	4.461134%	4.444135%	41
06/11/21	0	0.00	2	37,540,530.12	3	105,433,062.82	3	18,614,810.49	0	0.00	0	0.00	0	0.00	1	6,831,088.43	4.461283%	4.444282%	42
05/12/21	2	37,639,538.08	0	0.00	3	105,615,422.98	3	18,648,977.10	0	0.00	0	0.00	0	0.00	0	0.00	4.461979%	4.445016%	42
04/12/21	0	0.00	0	0.00	3	105,809,864.25	3	18,685,372.06	0	0.00	0	0.00	0	0.00	0	0.00	4.462125%	4.445161%	43
03/12/21	0	0.00	1	55,422,940.51	4	88,409,221.95	4	30,580,644.48	0	0.00	0	0.00	0	0.00	0	0.00	4.462261%	4.445296%	44
02/12/21	0	0.00	0	0.00	5	144,163,858.45	3	18,760,136.07	0	0.00	0	0.00	0	0.00	0	0.00	4.462422%	4.445456%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	10093252	11/06/19	25	3	126,309.83	4,450,693.97	2,974,761.98	39,850,000.00	07/24/19	13
7	10093254	12/06/21	0	B	184,099.77	184,099.77	0.00	35,059,420.79
18	10093261	09/06/21	3	3	127,928.79	511,958.35	82,963.53	18,800,996.89	06/29/20	1
20	10093263	09/06/21	3	3	127,413.31	509,891.74	70,718.96	18,434,946.84	06/29/20	1
27	10093269	10/05/20	14	3	57,065.75	984,496.73	438,657.51	11,976,776.20	10/21/20	13
32	10093274	12/06/21	0	B	54,450.79	54,450.79	0.00	9,170,979.13
32A	10229721	12/06/21	0	B	10,927.50	10,927.50	0.00	1,840,484.01
49	10093289	12/06/21	0	B	39,378.50	39,378.50	0.00	7,268,243.39
54	10093294	12/06/21	0	B	37,138.22	37,138.22	0.00	7,152,281.73
70	10093306	12/06/21	0	B	27,475.77	27,475.77	0.00	3,914,188.63
84	10093313	04/06/19	32	5	12,879.60	425,227.02	163,842.54	2,071,999.91	08/23/16	2		06/13/17
Totals					805,067.84	7,235,738.36	3,730,944.52	155,540,317.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		1,974,576	0	0		1,974,576
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		979,871,461	893,454,778	86,416,684		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		35,055,423	35,055,423	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	1,016,901,460	928,510,201	0	0	86,416,684	1,974,576
Dec-21	1,035,393,476	946,800,820	0	36,922,607	49,692,447	1,977,602
Nov-21	1,053,559,521	948,298,498	37,029,128	0	55,944,232	12,287,663
Oct-21	1,055,185,333	949,692,717	0	0	93,182,019	12,310,597
Sep-21	1,065,976,285	960,239,422	0	0	93,401,840	12,335,022
Aug-21	1,074,663,167	968,696,614	0	0	93,608,784	12,357,769
Jul-21	1,076,293,699	970,098,374	0	0	93,814,899	12,380,427
Jun-21	1,078,032,185	916,443,781	0	37,540,530	111,643,287	12,404,586
May-21	1,086,493,331	924,589,393	37,639,538	0	111,837,341	12,427,059
Apr-21	1,088,232,629	963,737,392	0	0	112,044,196	12,451,040
Mar-21	1,089,849,527	927,298,100	0	55,422,941	94,655,156	12,473,330
Feb-21	1,091,808,281	928,884,287	0	0	150,423,653	12,500,342
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10093252	37,966,190.79	39,850,000.00	24,400,000.00	03/12/21	1,133,004.42	1.23000	06/30/19	11/06/24	214
18	10093261	18,589,932.38	18,800,996.89	26,900,000.00	11/15/20	2,933,396.55	1.91000	12/31/19	11/06/24	213
20	10093263	18,230,682.66	18,434,946.84	27,100,000.00	11/15/20	2,770,809.22	1.81000	12/31/19	10/06/24	212
27	10093269	11,629,877.87	11,976,776.20	11,000,000.00	03/30/21	(468,181.83)	(0.58000)	06/30/20	10/05/24	272
84	10093313	1,974,576.06	2,071,999.91	3,500,000.00	12/02/20	205,173.00	1.26000	--	11/06/19	273
Totals		88,391,259.76	91,134,719.84	92,900,000.00		6,574,201.36

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	10093252	MF	AL	07/24/19	13
1/6/2022 12/17/21:

Loan transferred to SS on 07/24/19 for imminent default. Loan is secured by an 1,164 unit student housing property in Tuscaloosa, AL. Receiver was appointed on 09/26/19 and deferred maintenance/life safety issues (i.e.

mold remed iation, entry gate repairs, roof repairs) have been addressed. Re-branding has been completed. As of 09/30/21, property is 35.22% occupied. Receiver is working to lease-up/stabilize the asset.

18	10093261	LO	CA	06/29/20	1

1/6/2022 12/14/2021 - COVID-19 Relief Request Loan transferred to Special Servicing on 7/1/2020 for payment default. The loan is past due for the 4/6/2021 payment. Subject Collateral is a 196-room limited service hotel, flagged as a

Wyndham Garden, nea r theairport in San Jose, CA. The project was constructed in 1969 and renovated in 2012. Terms for forbearance have been negotiated and the forbearance agreements were executed Nov. 2021. The loan will return to master servicing upon 3 timely payments. Ca pEx/Unapplied used to repay past due debt service; released CapEx to be repaid in 22 payments starting 12/6/21; Deferred CapEx, Late Fees, Default Interest to be waived.

20	10093263	LO	CA	06/29/20	1

1/6/2022 12/14/2021 - COVID-19 Relief Request Loan transferred to Special Servicing on 6/29/2020 for payment default. The loan is past due for the 4/6/2021 payment. Subject Collateral is a 207-room limited service hotel, flagged as a

Wyndham Garden, i n SanJose, CA. The project was constructed in 1990, and renovated in 2012. Terms for forbearance have been negotiated and the forbearance agreements were executed Nov. 2021. The loan will return to master servicing upon 3 timely payments. CapEx/Unapplie d used to repay past due debt service; released CapEx to be repaid in 22 payments starting 12/6/21; Deferred CapEx, Late Fees, Default Interest to be waived.

27	10093269	LO	TX	10/21/20	13

1/6/2022 12/31/21 - The subject loan transferred to special servicing on 10/21/2020 for imminent default. The loan is collateralized by a 210 key Wyndham Garden in Austin, TX. A Borrower consented receiver with authority to sell was appointed on 12/14 /2020. Servicer has finalized the assumption underwriting for a buyer through the receiver and is working with the buyer to finalize the assumption of the loan within the next 15 days. Court approval has been received for the sale of the property.

84	10093313	MU	NY	08/23/16	2
	1/6/2022 12/17/21: Loan is secured by a 5,025 sf mixed use building in Brooklyn, NY. Loan transferred to Special Servicer on 08/23/16 for delinquency as well as multiple non-compliance issues.							Counsel has been engaged. A notice of

default was issued 01/19/17 and the loan was subsequently accelerated on 04/03/17. Complaint was filed 06/13/17 and a motion to appoint receiver was filed 10/30/17. Motion was filed on 01/02/19 requesting permission to move for summary

	judgment and a MSJ was subsequently filed on 05/21/19. Hearing on MSJ was repeatedly adjourned but was ultimately entered on 03/16/21.						Magistrate has been assigned. Awaiting hearing to determine the amount due. In the meantime, SS continuing to engage borrower regarding settlement/payo ff.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
42	10093284	1	8,655,112.37	5.60000%	8,655,112.37 2.00000%		9	12/13/16	02/06/16	11/18/16
Totals			8,655,112.37		8,655,112.37
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	10093260	10/11/19	22,951,141.22	37,000,000.00	1,415,720.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	10093265	05/11/18	17,950,155.96	28,780,000.00	949,570.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
24	10093267	01/10/20	14,046,567.56	9,410,000.00	4,183,317.17	1,502,146.25	4,183,317.17	2,681,170.92	11,365,396.63	0.00	(23,580.00)	11,388,976.63	77.08%
29	10093271	11/13/18	12,806,586.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
33	10093275	12/10/21	10,306,730.65	7,300,000.00	11,268,825.26	962,094.63	11,268,825.26	10,306,730.63	0.00	0.00	0.00	0.00	0.00%
42	10093284	01/11/19	8,655,112.37	4,450,000.00	1,871,362.94	0.00	1,871,362.94	1,871,362.94	7,067,927.04	0.00	327,310.73	6,740,616.31	70.95%
53	10093293	08/12/19	6,900,225.90	11,100,000.00	59,917.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
56	10091682	12/10/21	6,149,544.47	7,070,000.00	6,460,339.49	979,600.29	6,460,339.49	5,480,739.20	668,805.27	0.00	0.00	668,805.27	9.48%
63	10093301	05/12/17	5,524,676.63	8,400,000.00	92,116.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
68	10093304	06/12/19	4,802,399.57	7,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
72	10086404	10/11/19	3,819,429.07	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
73	10093307	08/12/19	3,851,980.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			117,764,550.94	127,410,000.00	26,301,169.38	3,443,841.17	23,783,844.86	20,340,003.69	19,102,128.94	0.00	303,730.73	18,798,398.21

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	10093260	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	10093265	05/25/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10093267	09/13/21	0.00	0.00	11,388,976.63	0.00	0.00	3,625.00	0.00	0.00	11,388,976.63
		08/12/21	0.00	0.00	11,385,351.63	0.00	0.00	153.00	0.00	0.00
		03/12/20	0.00	0.00	11,385,198.63	0.00	0.00	7,830.00	0.00	0.00
		02/12/20	0.00	0.00	11,377,368.63	0.00	0.00	11,972.00	0.00	0.00
		01/10/20	0.00	0.00	11,365,396.63	0.00	0.00	11,365,396.63	0.00	0.00
29	10093271	11/26/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	10093275	12/10/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	10093284	07/12/19	0.00	0.00	6,740,616.31	0.00	0.00	(327,310.73)	0.00	0.00	6,740,616.31
		01/11/19	0.00	0.00	7,067,927.04	0.00	0.00	7,067,927.04	0.00	0.00
53	10093293	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	10091682	12/10/21	0.00	0.00	668,805.27	0.00	0.00	668,805.27	0.00	0.00	668,805.27
63	10093301	05/25/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	10093304	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	10086404	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	10093307	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,798,398.21	0.00	0.00	18,798,398.21	0.00	0.00	18,798,398.21

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,189.08	0.00	0.00	95,726.21	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	1,546.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	4,013.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,935.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	2,508.60	0.00	0.00	9,838.79	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	0.00	0.00	275.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	0.00	0.00	225.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	425.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,072.02	0.00	2,047.18	105,565.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		126,684.20

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30